Tax Payable	6 Months Ended
Jun. 30, 2019
Tax Payable [Abstract]
Tax Payable
11.	Tax payable

	As of
	December 31, 2018	June 30, 2019
Value added tax	98,020,846	88,229,955
Individual income tax withholding	1,721,939	3,245,045
Urban maintenance and construction tax	1,256,633	269,788
Stamp duty	287,303	373,639

Total	101,286,721	92,118,427

The Group’s revenues are subject to value-added tax at a rate of approximately 6%.